Quarterly Holdings Report
for
Fidelity® Sustainable Intermediate Municipal Income Fund
April 30, 2025
SNT-NPRT1-0625
1.9904924.103
Municipal Securities - 99.4%
	Principal Amount (a)	Value ($)
Alabama - 7.1%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	50,000	50,864
Electric Utilities - 1.8%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	99,940
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	205,000	203,994
		303,934
General Obligations - 5.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000	9,994
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	100,000	104,242
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	150,000	156,836
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,543
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	140,000	146,086
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	209,716
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2029 (Athene Annuity And Life Company Guaranteed)	190,000	197,086
		844,503
TOTAL ALABAMA		1,199,301
Arizona - 2.7%
General Obligations - 1.1%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	165,000	173,437
Housing - 0.4%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	79,567	74,561
Industrial Development - 0.9%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,780
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	99,951
		150,731
Water & Sewer - 0.3%
Phoenix AZ Cvc Imp Cor Wstwtr Series 2016, 5% 7/1/2030	50,000	50,797
TOTAL ARIZONA		449,526
California - 9.7%
Education - 0.1%
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	15,000	15,024
Electric Utilities - 0.0%
Riverside CA Elec Rev 5% 10/1/2043	5,000	5,175
General Obligations - 3.3%
Elk Grove CA Uni Sch Dist Series 2019, 3.25% 8/1/2038	10,000	8,942
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2030	150,000	164,232
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	150,000	164,726
State of California Gen. Oblig. 5% 3/1/2037	200,000	223,994
		561,894
Health Care - 0.9%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	150,000	150,652
Housing - 1.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	86,658	85,514
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	103,080	98,028
		183,542
Resource Recovery - 0.8%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	140,000	140,199
Special Tax - 0.1%
San Francisco CA BART Dist Tax Series 2015A, 5% 7/1/2027	10,000	10,031
Transportation - 3.1%
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (c)	300,000	319,989
Los Angeles CA Hbr Dept Rev Series 2024 A 2, 5% 8/1/2038 (c)	185,000	196,423
		516,412
Water & Sewer - 0.3%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2032	15,000	15,213
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2031	30,000	31,870
		47,083
TOTAL CALIFORNIA		1,630,012
Colorado - 2.5%
General Obligations - 0.1%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 4% 12/15/2038	10,000	9,646
Health Care - 0.4%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2037	60,000	64,007
Special Tax - 2.0%
Vauxmont Metropolitan District 5% 12/1/2028 (Assured Guaranty Municipal Corp Insured)	325,000	341,460
TOTAL COLORADO		415,113
Connecticut - 3.0%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	150,000	149,309
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	35,000	34,435
		183,744
General Obligations - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2039	25,000	21,343
Connecticut St Gen. Oblig. 5% 7/15/2028	75,000	79,373
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2033	25,000	26,424
		127,140
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2027	10,000	10,446
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 5% 11/15/2028	25,000	26,421
		36,867
Special Tax - 0.9%
Connecticut St Spl Tax Oblig 4% 5/1/2036	130,000	130,412
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	20,000	21,419
		151,831
TOTAL CONNECTICUT		499,582
Delaware - 0.6%
Electric Utilities - 0.6%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.87% 10/1/2029 VRDN (b)(c)	100,000	100,000
District Of Columbia - 0.2%
Education - 0.2%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2029	20,000	20,467
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	10,000	10,177
		30,644
TOTAL DISTRICT OF COLUMBIA		30,644
Florida - 5.2%
General Obligations - 1.0%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2033	25,000	26,646
Hernando Cnty FL Sch Brd Ctfs (Hernando Cnty FL Sch Dist Proj.) Series 2016A, 3% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	30,000	27,193
Manatee Cnty FL Sch Brd Ctf Part (Manatee Cnty FL Sch Dist Proj.) 5% 7/1/2036	100,000	109,189
		163,028
Health Care - 3.6%
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	100,000	107,019
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 5% 8/15/2034	200,000	207,381
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	100,000	108,726
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	75,000	80,573
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2035	100,000	103,877
		607,576
Housing - 0.3%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) 3.5% 7/1/2051	45,000	44,561
Transportation - 0.0%
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (c)	10,000	9,697
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2029	25,000	25,962
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	20,000	17,870
		43,832
TOTAL FLORIDA		868,694
Georgia - 5.4%
Education - 0.8%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	10,000	10,161
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	160,000	124,025
		134,186
Electric Utilities - 3.0%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	100,000	101,265
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.4% 11/1/2052 VRDN (b)	200,000	200,001
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	100,000	98,392
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (b)	100,000	100,183
		499,841
General Obligations - 1.6%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	100,000	99,935
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	150,000	158,342
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	15,000	15,504
		273,781
TOTAL GEORGIA		907,808
Hawaii - 0.1%
General Obligations - 0.1%
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2027	10,000	10,459
Illinois - 8.1%
Education - 3.9%
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2029	250,000	265,587
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2032	10,000	10,470
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	100,000	102,424
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2032	100,000	103,434
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2038	150,000	159,824
		641,739
General Obligations - 0.9%
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	50,000	52,427
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	100,000	104,909
		157,336
Health Care - 0.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	60,000	60,837
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	65,000	54,525
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	45,000	41,337
		156,699
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	20,000	19,938
Special Tax - 1.0%
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2038	160,000	170,072
Water & Sewer - 1.3%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 0% 7/1/2035 (d)	200,000	222,642
TOTAL ILLINOIS		1,368,426
Indiana - 2.2%
Electric Utilities - 0.6%
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(c)	100,000	100,375
Housing - 1.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 1/1/2028	15,000	15,661
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2028	115,000	120,924
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	25,000	26,288
		162,873
Water & Sewer - 0.6%
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042 (d)	100,000	106,566
TOTAL INDIANA		369,814
Iowa - 1.2%
Education - 1.2%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (c)	100,000	103,664
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (c)	100,000	103,664
		207,328
TOTAL IOWA		207,328
Kentucky - 1.5%
Education - 0.7%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	105,000	105,895
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	5,000	5,024
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	15,000	14,983
		125,902
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	20,000	20,770
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	100,000	106,249
		127,019
TOTAL KENTUCKY		252,921
Louisiana - 0.6%
Industrial Development - 0.6%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	100,000	100,206
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	10,000	10,292
Maryland - 1.9%
Education - 0.0%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.125% 4/1/2035	15,000	14,090
General Obligations - 1.4%
Baltimore Cnty MD 5% 3/1/2037	150,000	168,672
Montgomery Cnty MD Ctfs Partn (Montgomery Cnty MD Proj.) Series 2020 A, 5% 10/1/2027	50,000	52,313
State of Maryland Gen. Oblig. Series SECOND 2020A GRP2, 5% 8/1/2034	15,000	16,183
		237,168
Special Tax - 0.2%
Maryland St Dept Transn Cons Series 2016, 4% 9/1/2027	15,000	15,324
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	15,000	12,173
		27,497
Water & Sewer - 0.3%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	45,000	46,322
TOTAL MARYLAND		325,077
Massachusetts - 4.5%
Education - 0.5%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) Series 2018 L, 5% 10/1/2033	35,000	35,048
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2032	50,000	53,988
		89,036
Escrowed/Pre-Refunded - 0.1%
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	10,000	10,025
General Obligations - 2.9%
Arlington MA Series 2021, 2% 9/15/2034	275,000	226,918
Arlington MA Series 2021, 2% 9/15/2035	100,000	80,346
Billerica MA Gen. Oblig. Series 2017A, 3.125% 2/1/2034	100,000	94,259
Foxborough Mass Gen. Oblig. Series 2016, 3% 5/15/2046	25,000	18,908
Mansfield MA Gen. Oblig. Series 2017, 3.5% 5/15/2042	20,000	17,236
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	10,000	10,189
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2027	25,000	26,080
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2036	15,000	15,318
		489,254
Health Care - 0.6%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	20,000	21,281
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	75,000	65,425
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	15,000	15,411
		102,117
Special Tax - 0.4%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	5,000	4,265
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	45,000	48,870
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2032	10,000	10,872
		64,007
TOTAL MASSACHUSETTS		754,439
Michigan - 1.2%
Education - 1.0%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2034 (Build America Mutual Assurance Co Insured)	150,000	167,035
General Obligations - 0.0%
Lake Orion MI Sch Dist 5% 5/1/2025 (State of Michigan Guaranteed)	10,000	9,999
Health Care - 0.2%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	10,000	10,170
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	15,000	15,336
		25,506
TOTAL MICHIGAN		202,540
Minnesota - 2.5%
Education - 0.6%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 2, 5% tender 10/1/2053 (b)	100,000	104,744
General Obligations - 1.4%
Anoka-Hennepin MN Ind Sch Dist No 11 Series 2020 A, 4% 2/1/2029 (Minnesota St Guaranteed)	10,000	10,200
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	15,000	14,900
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2032	100,000	109,639
Minnesota St Gen. Oblig. Series 2019 A, 5% 8/1/2030	15,000	16,188
Waconia Minn Isd No 110 Series 2015B, 3.25% 2/1/2039 (Minnesota St Guaranteed)	110,000	96,273
		247,200
Housing - 0.5%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	97,325	75,618
TOTAL MINNESOTA		427,562
Nebraska - 0.8%
Health Care - 0.8%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 5% 11/15/2030	125,000	134,024
New Hampshire - 1.0%
Education - 0.3%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (c)	50,000	53,270
Health Care - 0.1%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Inc Proj.) Series 2017, 5% 10/1/2042	15,000	15,055
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	5,000	5,012
		20,067
Housing - 0.6%
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	96,567	92,422
TOTAL NEW HAMPSHIRE		165,759
New Jersey - 4.7%
Education - 1.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	150,000	162,260
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	15,000	15,664
		177,924
General Obligations - 3.6%
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	50,000	38,924
New Jersey Trans Trust Fund Auth 5% 6/15/2033	100,000	109,017
New Jersey Trans Trust Fund Auth 5% 6/15/2033	95,000	102,060
New Jersey Trans Trust Fund Auth 5% 6/15/2035	200,000	219,123
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	104,043
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	30,000	28,685
		601,852
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2033	10,000	10,123
TOTAL NEW JERSEY		789,899
New Mexico - 0.6%
General Obligations - 0.6%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	100,000	104,758
New York - 6.6%
Education - 0.2%
Dutchess Cnty NY Loc Dev Corp Rev (Vassar College, NY Proj.) Series 2020, 5% 7/1/2045	25,000	25,400
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2027	15,000	15,709
General Obligations - 0.3%
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2028	50,000	51,745
Housing - 2.3%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	50,000	50,263
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	150,000	150,209
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	20,000	20,042
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	150,000	149,281
		369,795
Special Tax - 1.4%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	10,000	10,257
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	15,000	14,900
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2035	30,000	29,952
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	80,000	83,744
NY Payroll Mobility Tax 4% 11/15/2034	100,000	103,369
		242,222
Transportation - 2.3%
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	20,000	20,809
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2029	50,000	51,865
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2031	140,000	144,669
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	70,000	71,940
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (c)	100,000	109,115
		398,398
TOTAL NEW YORK		1,103,269
North Carolina - 1.5%
General Obligations - 1.3%
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2036 (d)	200,000	224,406
Health Care - 0.2%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	25,000	26,412
TOTAL NORTH CAROLINA		250,818
Ohio - 3.3%
Electric Utilities - 1.0%
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	150,000	150,764
General Obligations - 1.2%
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2039	30,000	26,633
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	20,000	20,835
Perrysburg OH Exmp Vlg Sch Dist Series 2015, 3.75% 12/1/2043	50,000	43,296
Port of Greater Cincinnati Development Authority (Mariemont OH City Sch Dist Proj.) Series 2019, 3.25% 12/1/2035	115,000	107,192
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2030	20,000	20,671
		218,627
Health Care - 0.7%
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	50,000	47,086
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	85,000	73,310
		120,396
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	60,000	60,537
TOTAL OHIO		550,324
Oklahoma - 0.1%
Education - 0.1%
Oklahoma St Univ Agri & Mechanical College Rev Series 2020 A, 5% 9/1/2032	10,000	10,766
Oregon - 1.1%
Health Care - 1.1%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	10,000	10,275
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	30,000	31,976
Union Cnty Ore Hosp Fac Auth Rev (Grande Ronde Hospital Proj.) Series 2022, 5% 7/1/2025	150,000	150,130
		192,381
TOTAL OREGON		192,381
Pennsylvania - 1.1%
Education - 0.4%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 3.75% 10/1/2046	85,000	72,664
General Obligations - 0.1%
Council Rock PA Sch Dist Series 2016A, 3.125% 11/15/2034	25,000	22,557
Health Care - 0.6%
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	50,000	50,105
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	35,000	34,822
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	10,000	10,548
		95,475
TOTAL PENNSYLVANIA		190,696
Rhode Island - 0.6%
Education - 0.6%
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (c)	100,000	103,712
Tennessee - 1.3%
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2028	50,000	52,529
Health Care - 0.4%
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2027	20,000	20,348
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	45,000	43,077
		63,425
Housing - 0.6%
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	100,000	99,545
TOTAL TENNESSEE		215,499
Texas - 5.1%
Education - 0.1%
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	25,000	20,872
General Obligations - 0.5%
Alvin Tex Indpt Sch Dist Series 2016 A, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,377
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,069
		76,446
Health Care - 1.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	100,000	108,106
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2035	150,000	168,155
		276,261
Housing - 0.6%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	100,000	99,601
Resource Recovery - 0.6%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(c)	100,000	96,951
Water & Sewer - 1.7%
City of El Paso TX Water & Sewer Revenue 5% 3/1/2040	100,000	105,822
San Antonio TX Wtr Rev 5% 5/15/2027	10,000	10,385
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,204
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	105,000	113,712
Tarrant Regional Water District (Dallas TX Wtrwks & Swr Sys Rev Proj.) Series 2021 A, 4% 9/1/2025	45,000	45,114
		280,237
TOTAL TEXAS		850,368
Virginia - 3.0%
Electric Utilities - 0.6%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	105,000	103,427
General Obligations - 1.3%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	15,000	15,574
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,000	10,367
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	15,000	13,382
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2027	15,000	15,602
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	60,000	62,639
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2019, 3% 5/15/2033	100,000	93,468
		211,032
Housing - 1.1%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	180,000	185,385
TOTAL VIRGINIA		499,844
Washington - 5.1%
Education - 1.4%
Washington St Univ Revs Series 2025, 5% 4/1/2030	200,000	216,205
Electric Utilities - 1.4%
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	95,000	101,989
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 4% 1/1/2044	150,000	139,209
		241,198
General Obligations - 1.1%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2027	50,000	52,272
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2027	65,000	67,953
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	15,000	15,879
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	10,000	10,208
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	20,000	20,584
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	25,000	25,840
		192,736
Health Care - 1.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	10,000	10,418
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	25,000	25,511
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2037	125,000	118,605
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	45,000	46,139
		200,673
TOTAL WASHINGTON		850,812
West Virginia - 0.7%
Health Care - 0.7%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	69,531
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	60,000	50,683
		120,214
TOTAL WEST VIRGINIA		120,214
Wisconsin - 2.5%
Escrowed/Pre-Refunded - 0.2%
Wisconsin General Fund Annual Appropiation 5% 5/1/2025	10,000	10,000
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	20,000	20,384
		30,384
General Obligations - 1.0%
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	150,000	170,095
Health Care - 1.3%
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	160,000	167,418
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	55,000	49,722
		217,140
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (b)	5,000	5,083
TOTAL WISCONSIN		422,702
TOTAL MUNICIPAL SECURITIES (Cost $16,811,657)		16,685,589

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $467,198)	3.31	467,105	467,198

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $17,278,855)	17,152,787
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(359,871)
NET ASSETS - 100.0%	16,792,916

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51	1,044,072	576,925	3,221	-	-	467,198	467,105	0.0%
Total	51	1,044,072	576,925	3,221	-	-	467,198

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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